Active Passive Balanced Portfolio Expense Example - Active Passive Balanced Portfolio - Balanced Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 611